PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2018
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	2018	2017	2016
	US$	US$	US$
Plant and equipment
At cost	5,401	30,045	74,573
Accumulated depreciation and impairment	(1,419)	(26,150)	(73,614)
Carrying amount at June 30	3,982	3,895	959

Reconciliation
Carrying amount at July 1	3,895	959	6,691
Additions	1,346	4,134	—
Depreciation	(1,259)	(1,133)	(5,426)
Exchange differences	—	(44)	(306)
Carrying amount at June 30	3,982	3,895	959

9.	TRADE AND OTHER PAYABLES